Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31,
	2019	2018
Bonus payables	$1,258,449	$2,121,957
VAT and other taxes payables	830,795	774,290
Other accrued liabilities	2,552,648	2,776,912
Total accrued liabilities and other payables	$4,641,892	$5,673,159